Administration Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Administration Expenses [Abstract]
Schedule of Administration Expenses
	For the six months ended June 30, 2024	For the six months ended June 30, 2023
	€’000	€’000
Wages and salaries	3,676	4,943
Depreciation and amortization	1,535	1,192
Professional fees	515	879
Consulting fees	326	895
Other expenses	962	2,904
	7,015	10,814